Warrants	12 Months Ended
Dec. 31, 2022
Disclosure of Warrants Explanatory [Abstract]
Warrants
13	Warrants

Warrant activity for the years ended 2022, 2021 and 2020, was as follows:

	Common shares #	Weighted average exercise price $CAD	Amount $
Issued and outstanding

Balance – December 31, 2019 (recast – note 2)	13,477	65.28	254

Granted	306,950	37.20	2,678
Exercised	(61,189)	37.20	(565)
Expired	(13,477)	65.28	(251)

Balance – December 31, 2020 (recast – note 2)	245,761	37.20	2,116
Granted	1,071,429	26.70	6,080

Balance – December 31, 2021	1,317,190	28.70	8,196

Granted	3,689,655	3.49	3,099
Expired	(245,761)	37.20	(2,350)

Balance – December 31, 2022	4,761,084	7.43	8,945

The fair values of warrants are estimated using the Black-Scholes option pricing model. The weighted average assumptions used in the Black-Scholes valuation model for the periods presented were as follows:

	2022	2021		2020

Risk-free interest rate	3.6%	0.51%		0.27%
Market price	$2.80	$26.70	CAD	$37.20	CAD
Expected volatility	89%	92%		83%
Expected dividend yield	–	–		–
Expected life (years)	2.5	2.5		2

The number of warrants disclosed above reflect the retrospective application of the share consolidation completed December 7, 2022 (see note 21).